UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

January 31, 2005

TMG-QTLY-0305

1.813075.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.4%
BorgWarner, Inc.	3,800	$ 204,022
Hotels, Restaurants & Leisure - 4.4%
Boyd Gaming Corp.	2,200	87,560
Carnival Corp. unit	13,900	800,640
Life Time Fitness, Inc.	2,300	60,145
McDonald's Corp.	17,400	563,586
Penn National Gaming, Inc. (a)	2,200	144,298
Starwood Hotels & Resorts Worldwide, Inc. unit	10,600	613,634
		2,269,863
Household Durables - 1.6%
Hovnanian Enterprises, Inc. Class A (a)	4,200	219,408
KB Home	2,000	217,300
Koninklijke Philips Electronics NV (NY Shares)	9,200	239,936
Standard Pacific Corp.	2,800	186,284
		862,928
Leisure Equipment & Products - 0.4%
MarineMax, Inc. (a)	6,300	198,198
Media - 0.5%
R.H. Donnelley Corp. (a)	4,500	266,400
Multiline Retail - 3.6%
JCPenney Co., Inc.	23,900	1,021,008
Nordstrom, Inc.	16,100	776,825
ShopKo Stores, Inc. (a)	4,300	77,529
		1,875,362
Specialty Retail - 4.4%
Aeropostale, Inc. (a)	7,900	219,541
American Eagle Outfitters, Inc.	6,600	335,280
Home Depot, Inc.	30,500	1,258,430
Lithia Motors, Inc. Class A (sub. vtg.)	4,800	130,464
RadioShack Corp.	4,800	158,976
RONA, Inc. (a)	4,200	152,832
The Pantry, Inc. (a)	2,100	60,375
		2,315,898
Textiles, Apparel & Luxury Goods - 0.3%
Perry Ellis International, Inc. (a)	6,700	141,370
TOTAL CONSUMER DISCRETIONARY		8,134,041
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.2%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	10,500	$ 516,390
Food & Staples Retailing - 1.0%
CVS Corp.	11,300	523,755
Food Products - 2.6%
Archer-Daniels-Midland Co.	12,100	292,820
Bunge Ltd.	4,900	277,046
Del Monte Foods Co. (a)	12,900	145,512
Fresh Del Monte Produce, Inc.	9,700	309,721
Smithfield Foods, Inc. (a)	10,200	308,754
		1,333,853
Personal Products - 0.6%
NBTY, Inc. (a)	11,700	320,346
TOTAL CONSUMER STAPLES		2,694,344
ENERGY - 9.4%
Energy Equipment & Services - 0.4%
Maverick Tube Corp. (a)	4,500	153,270
Oil States International, Inc. (a)	3,900	74,295
		227,565
Oil & Gas - 9.0%
ConocoPhillips	11,611	1,077,385
Exxon Mobil Corp.	32,300	1,666,680
General Maritime Corp. (a)	2,500	114,750
Giant Industries, Inc. (a)	1,900	55,442
Houston Exploration Co. (a)	4,500	243,945
OMI Corp.	24,800	434,000
Quicksilver Resources, Inc. (a)	4,200	186,606
Tesoro Petroleum Corp. (a)	2,600	82,784
Valero Energy Corp.	15,200	790,856
		4,652,448
TOTAL ENERGY		4,880,013
FINANCIALS - 15.5%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.	8,400	848,904
Lehman Brothers Holdings, Inc.	1,500	136,785
		985,689
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.6%
Westcorp	6,700	$ 305,319
Consumer Finance - 2.4%
Capital One Financial Corp.	13,300	1,041,124
First Marblehead Corp. (a)	2,900	186,557
		1,227,681
Diversified Financial Services - 0.1%
CIT Group, Inc.	1,300	52,481
Insurance - 7.1%
ACE Ltd.	13,200	572,880
Endurance Specialty Holdings Ltd.	15,400	529,760
Hartford Financial Services Group, Inc.	9,000	605,610
LandAmerica Financial Group, Inc.	2,500	128,600
MetLife, Inc.	9,900	393,525
PartnerRe Ltd.	2,300	145,751
PXRE Group Ltd.	5,400	140,130
St. Paul Travelers Companies, Inc.	27,100	1,017,334
W.R. Berkley Corp.	2,900	138,330
		3,671,920
Thrifts & Mortgage Finance - 3.4%
Commercial Capital Bancorp, Inc.	2,400	47,736
Countrywide Financial Corp.	28,451	1,052,687
Fannie Mae	8,800	568,304
Radian Group, Inc.	2,600	124,644
		1,793,371
TOTAL FINANCIALS		8,036,461
HEALTH CARE - 11.4%
Biotechnology - 1.4%
ImClone Systems, Inc. (a)	11,700	490,815
Pharmion Corp. (a)	3,100	112,406
Serologicals Corp. (a)	6,200	146,568
		749,789
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	9,300	526,845
C.R. Bard, Inc.	2,300	155,940
Medtronic, Inc.	10,400	545,896
Quidel Corp. (a)	19,600	89,376
		1,318,057
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.7%
CIGNA Corp.	13,100	$ 1,051,275
McKesson Corp.	16,500	569,085
PacifiCare Health Systems, Inc. (a)	4,500	276,885
		1,897,245
Pharmaceuticals - 3.8%
Johnson & Johnson	5,000	323,500
Novartis AG sponsored ADR	5,400	258,552
Pfizer, Inc.	47,075	1,137,332
Wyeth	6,100	241,743
		1,961,127
TOTAL HEALTH CARE		5,926,218
INDUSTRIALS - 11.6%
Aerospace & Defense - 4.4%
AAR Corp. (a)	5,000	58,250
Alliant Techsystems, Inc. (a)	3,200	213,056
BE Aerospace, Inc. (a)	12,300	132,717
Goodrich Corp.	4,100	140,630
Lockheed Martin Corp.	9,300	537,633
The Boeing Co.	18,200	920,920
United Defense Industries, Inc.	5,800	277,994
		2,281,200
Building Products - 1.6%
Masco Corp.	21,000	772,800
USG Corp. (a)	1,600	51,360
		824,160
Commercial Services & Supplies - 1.7%
Cendant Corp.	27,200	640,560
Cintas Corp.	6,000	261,000
		901,560
Electrical Equipment - 0.3%
Rockwell Automation, Inc.	2,400	135,960
Industrial Conglomerates - 0.3%
General Electric Co.	5,100	184,263
Machinery - 1.9%
Cummins, Inc.	4,000	310,680
PACCAR, Inc.	3,200	226,112
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Reliance Steel & Aluminum Co.	3,600	$ 138,132
SPX Corp.	7,100	297,490
		972,414
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	11,500	554,070
Swift Transportation Co., Inc. (a)	6,900	153,870
		707,940
TOTAL INDUSTRIALS		6,007,497
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.1%
Andrew Corp. (a)	21,400	279,484
Carrier Access Corp. (a)	51,400	379,332
Motorola, Inc.	28,900	454,886
		1,113,702
Computers & Peripherals - 5.6%
Apple Computer, Inc. (a)	4,000	307,600
International Business Machines Corp.	21,400	1,999,186
Komag, Inc. (a)	7,000	136,010
QLogic Corp. (a)	3,500	133,980
Western Digital Corp. (a)	30,500	328,485
		2,905,261
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	5,700	134,577
Avnet, Inc. (a)	7,700	137,984
Flextronics International Ltd. (a)	12,200	172,630
Ingram Micro, Inc. Class A (a)	6,500	120,120
PC Connection, Inc. (a)	38,879	314,920
Solectron Corp. (a)	28,300	140,651
		1,020,882
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	11,100	145,410
Cryptologic, Inc.	9,000	222,707
EarthLink, Inc. (a)	13,200	132,396
j2 Global Communications, Inc. (a)	4,300	139,664
		640,177
IT Services - 3.9%
Affiliated Computer Services, Inc. Class A (a)	11,500	623,185
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)	15,600	$ 803,712
DST Systems, Inc. (a)	12,000	581,760
		2,008,657
Office Electronics - 1.7%
Xerox Corp. (a)	54,500	865,460
Semiconductors & Semiconductor Equipment - 1.1%
International Rectifier Corp. (a)	3,600	140,940
Lam Research Corp. (a)	5,600	149,856
Sigmatel, Inc. (a)	5,000	197,050
Silicon Image, Inc. (a)	9,000	107,190
		595,036
Software - 1.3%
Autodesk, Inc.	18,400	540,408
McAfee, Inc. (a)	4,600	118,910
		659,318
TOTAL INFORMATION TECHNOLOGY		9,808,493
MATERIALS - 2.2%
Chemicals - 0.3%
Monsanto Co.	2,800	151,564
Containers & Packaging - 0.6%
Caraustar Industries, Inc. (a)	4,000	54,000
Smurfit-Stone Container Corp. (a)	16,900	254,176
		308,176
Metals & Mining - 0.4%
IPSCO, Inc.	4,800	226,144
Paper & Forest Products - 0.9%
Georgia-Pacific Corp.	14,200	455,820
TOTAL MATERIALS		1,141,704
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.3%
Golden Telecom, Inc.	5,100	143,412
Wireless Telecommunication Services - 5.0%
Nextel Communications, Inc. Class A (a)	39,950	1,146,166
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	15,300	$ 823,140
Western Wireless Corp. Class A (a)	17,100	646,038
		2,615,344
TOTAL TELECOMMUNICATION SERVICES		2,758,756
UTILITIES - 3.3%
Electric Utilities - 3.3%
PG&E Corp. (a)	19,900	696,500
TXU Corp.	14,800	1,024,160
		1,720,660
TOTAL COMMON STOCKS (Cost $46,700,557)		51,108,187
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 2.31% (b) (Cost $837,134)	837,134	837,134
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $47,537,691)		51,945,321
NET OTHER ASSETS - 0.0%		(13,086)
NET ASSETS - 100%		$ 51,932,235
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 S&P 500 Index Contracts	March 2005	$ 590,850	$ 1,390
The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $47,591,856. Net unrealized appreciation aggregated $4,353,465, of which $6,039,152 related to appreciated investment securities and $1,685,687 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2005

ATMS-QTLY-0305

1.813028.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.4%
BorgWarner, Inc.	900	$ 48,321
Hotels, Restaurants & Leisure - 4.2%
Boyd Gaming Corp.	500	19,900
Carnival Corp. unit	3,100	178,560
Life Time Fitness, Inc.	500	13,075
McDonald's Corp.	3,900	126,321
Penn National Gaming, Inc. (a)	500	32,795
Starwood Hotels & Resorts Worldwide, Inc. unit	2,300	133,147
		503,798
Household Durables - 1.7%
Hovnanian Enterprises, Inc. Class A (a)	900	47,016
KB Home	500	54,325
Koninklijke Philips Electronics NV (NY Shares)	2,200	57,376
Standard Pacific Corp.	600	39,918
		198,635
Leisure Equipment & Products - 0.4%
MarineMax, Inc. (a)	1,400	44,044
Media - 0.5%
R.H. Donnelley Corp. (a)	1,000	59,200
Multiline Retail - 3.5%
JCPenney Co., Inc.	5,400	230,688
Nordstrom, Inc.	3,700	178,525
ShopKo Stores, Inc. (a)	900	16,227
		425,440
Specialty Retail - 4.3%
Aeropostale, Inc. (a)	1,900	52,801
American Eagle Outfitters, Inc.	1,500	76,200
Home Depot, Inc.	6,900	284,694
Lithia Motors, Inc. Class A (sub. vtg.)	1,000	27,180
RadioShack Corp.	1,000	33,120
RONA, Inc. (a)	900	32,750
The Pantry, Inc. (a)	500	14,375
		521,120
Textiles, Apparel & Luxury Goods - 0.2%
Perry Ellis International, Inc. (a)	1,400	29,540
TOTAL CONSUMER DISCRETIONARY		1,830,098
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.0%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	2,400	$ 118,032
Food & Staples Retailing - 0.9%
CVS Corp.	2,500	115,875
Food Products - 2.5%
Archer-Daniels-Midland Co.	2,700	65,340
Bunge Ltd.	1,100	62,194
Del Monte Foods Co. (a)	2,800	31,584
Fresh Del Monte Produce, Inc.	2,200	70,246
Smithfield Foods, Inc. (a)	2,300	69,621
		298,985
Personal Products - 0.6%
NBTY, Inc. (a)	2,600	71,188
TOTAL CONSUMER STAPLES		604,080
ENERGY - 9.1%
Energy Equipment & Services - 0.4%
Maverick Tube Corp. (a)	1,000	34,060
Oil States International, Inc. (a)	800	15,240
		49,300
Oil & Gas - 8.7%
ConocoPhillips	2,642	245,151
Exxon Mobil Corp.	7,400	381,840
General Maritime Corp. (a)	600	27,540
Giant Industries, Inc. (a)	400	11,672
Houston Exploration Co. (a)	900	48,789
OMI Corp.	5,500	96,250
Quicksilver Resources, Inc. (a)	900	39,987
Tesoro Petroleum Corp. (a)	600	19,104
Valero Energy Corp.	3,420	177,943
		1,048,276
TOTAL ENERGY		1,097,576
FINANCIALS - 14.9%
Capital Markets - 1.8%
Bear Stearns Companies, Inc.	1,900	192,014
Lehman Brothers Holdings, Inc.	300	27,357
		219,371
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.6%
Westcorp	1,500	$ 68,355
Consumer Finance - 2.3%
Capital One Financial Corp.	3,000	234,840
First Marblehead Corp. (a)	600	38,598
		273,438
Diversified Financial Services - 0.1%
CIT Group, Inc.	300	12,111
Insurance - 6.7%
ACE Ltd.	3,000	130,200
Endurance Specialty Holdings Ltd.	3,600	123,840
Hartford Financial Services Group, Inc.	2,000	134,580
LandAmerica Financial Group, Inc.	500	25,720
MetLife, Inc.	2,200	87,450
PartnerRe Ltd.	500	31,685
PXRE Group Ltd.	1,200	31,140
St. Paul Travelers Companies, Inc.	5,900	221,486
W.R. Berkley Corp.	600	28,620
		814,721
Thrifts & Mortgage Finance - 3.4%
Commercial Capital Bancorp, Inc.	500	9,945
Countrywide Financial Corp.	6,498	240,426
Fannie Mae	2,000	129,160
Radian Group, Inc.	600	28,764
		408,295
TOTAL FINANCIALS		1,796,291
HEALTH CARE - 11.0%
Biotechnology - 1.4%
ImClone Systems, Inc. (a)	2,600	109,070
Pharmion Corp. (a)	700	25,382
Serologicals Corp. (a)	1,400	33,096
		167,548
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	2,100	118,965
C.R. Bard, Inc.	500	33,900
Medtronic, Inc.	2,400	125,976
Quidel Corp. (a)	4,300	19,608
		298,449
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
CIGNA Corp.	3,000	$ 240,750
McKesson Corp.	3,700	127,613
PacifiCare Health Systems, Inc. (a)	900	55,377
		423,740
Pharmaceuticals - 3.6%
Johnson & Johnson	1,100	71,170
Novartis AG sponsored ADR	1,200	57,456
Pfizer, Inc.	10,660	257,546
Wyeth	1,400	55,482
		441,654
TOTAL HEALTH CARE		1,331,391
INDUSTRIALS - 11.2%
Aerospace & Defense - 4.2%
AAR Corp. (a)	1,100	12,815
Alliant Techsystems, Inc. (a)	700	46,606
BE Aerospace, Inc. (a)	2,700	29,133
Goodrich Corp.	900	30,870
Lockheed Martin Corp.	2,150	124,292
The Boeing Co.	4,100	207,460
United Defense Industries, Inc.	1,300	62,309
		513,485
Building Products - 1.5%
Masco Corp.	4,700	172,960
USG Corp. (a)	400	12,840
		185,800
Commercial Services & Supplies - 1.7%
Cendant Corp.	6,100	143,655
Cintas Corp.	1,400	60,900
		204,555
Electrical Equipment - 0.3%
Rockwell Automation, Inc.	600	33,990
Industrial Conglomerates - 0.4%
General Electric Co.	1,200	43,356
Machinery - 1.8%
Cummins, Inc.	900	69,903
PACCAR, Inc.	700	49,462
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Reliance Steel & Aluminum Co.	800	$ 30,696
SPX Corp.	1,600	67,040
		217,101
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	2,600	125,268
Swift Transportation Co., Inc. (a)	1,500	33,450
		158,718
TOTAL INDUSTRIALS		1,357,005
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.0%
Andrew Corp. (a)	4,900	63,994
Carrier Access Corp. (a)	11,400	84,132
Motorola, Inc.	6,300	99,162
		247,288
Computers & Peripherals - 5.4%
Apple Computer, Inc. (a)	900	69,210
International Business Machines Corp.	4,800	448,416
Komag, Inc. (a)	1,500	29,145
QLogic Corp. (a)	800	30,624
Western Digital Corp. (a)	7,200	77,544
		654,939
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	1,400	33,054
Avnet, Inc. (a)	1,700	30,464
Flextronics International Ltd. (a)	2,900	41,035
Ingram Micro, Inc. Class A (a)	1,500	27,720
PC Connection, Inc. (a)	9,121	73,880
Solectron Corp. (a)	6,100	30,317
		236,470
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	2,500	32,750
Cryptologic, Inc.	2,100	51,965
EarthLink, Inc. (a)	3,100	31,093
j2 Global Communications, Inc. (a)	900	29,232
		145,040
IT Services - 3.7%
Affiliated Computer Services, Inc. Class A (a)	2,600	140,894
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)	3,500	$ 180,320
DST Systems, Inc. (a)	2,600	126,048
		447,262
Office Electronics - 1.6%
Xerox Corp. (a)	12,400	196,912
Semiconductors & Semiconductor Equipment - 1.1%
International Rectifier Corp. (a)	800	31,320
Lam Research Corp. (a)	1,200	32,112
Sigmatel, Inc. (a)	1,100	43,351
Silicon Image, Inc. (a)	2,000	23,820
		130,603
Software - 1.3%
Autodesk, Inc.	4,200	123,354
McAfee, Inc. (a)	1,100	28,435
		151,789
TOTAL INFORMATION TECHNOLOGY		2,210,303
MATERIALS - 2.2%
Chemicals - 0.3%
Monsanto Co.	600	32,478
Containers & Packaging - 0.6%
Caraustar Industries, Inc. (a)	900	12,150
Smurfit-Stone Container Corp. (a)	3,900	58,656
		70,806
Metals & Mining - 0.5%
IPSCO, Inc.	1,200	56,536
Paper & Forest Products - 0.8%
Georgia-Pacific Corp.	3,100	99,510
TOTAL MATERIALS		259,330
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 0.3%
Golden Telecom, Inc.	1,200	33,744
Wireless Telecommunication Services - 4.8%
Nextel Communications, Inc. Class A (a)	9,050	259,645
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	3,400	$ 182,920
Western Wireless Corp. Class A (a)	3,800	143,564
		586,129
TOTAL TELECOMMUNICATION SERVICES		619,873
UTILITIES - 3.1%
Electric Utilities - 3.1%
PG&E Corp. (a)	4,500	157,500
TXU Corp.	3,200	221,440
		378,940
TOTAL COMMON STOCKS (Cost $10,325,180)		11,484,887
Investment Companies - 4.3%

S&P Depositary Receipts Trust unit Series 1 (Cost $514,211)	4,350	513,994
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 2.31% (b) (Cost $479,500)	479,500	479,500
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $11,318,891)		12,478,381
NET OTHER ASSETS - (3.4)%		(406,174)
NET ASSETS - 100%		$ 12,072,207
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $11,398,331. Net unrealized appreciation aggregated $1,080,050, of which $1,398,511 related to appreciated investment securities and $318,461 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005